VGOF-P12

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INSTITUTIONAL TRUST

SUPPLEMENT DATED MARCH 31, 2023

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A (THE “FUNDS”)

I.	Effective March 31, 2023, the following changes are made to each Fund’s Summary Prospectus, as applicable, and Prospectus:

a)	The table in the section titled “Management – Investment professionals” in each Fund’s Summary Prospectus, as applicable, and Prospectus is amended to include the following entry:

Investment professional	Title	Investment professional of the fund since
John Mooney	Portfolio Manager	March 2023

b)	The table in the section titled “More on fund management — Investment professionals” in each Fund’s Prospectus is amended to include the following entry:

Investment professional	Title and recent biography	Investment professional of the fund since
John Mooney	Portfolio Manager and has been employed by Western Asset as an investment professional for at least the past five years.	March 2023

II.	Effective March 31, 2023, the following changes are made to each Fund’s SAI:

a)

The table in the section of each Fund’s SAI titled “Investment Professionals – Other Accounts Managed by the Investment Professionals” is amended with respect to each Fund to include the following entry:

Investment Professional	Type of Account	Number of Accounts Managed	Total Assets Managed (Billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance Based (Billions) ($)
John Mooney*	Registered Investment Companies	1	0.22	None	None
	Other Pooled Investment Vehicles	4	1.19	None	None
	Other Accounts	10	3.17	None	None

*	Information as of January 31, 2023 and does not reflect additional accounts (including the Fund) for which the investment professional will join the portfolio management team on March 31, 2023.

b)	The table in the section of each Fund’s SAI titled “Investment Professionals – Investment Professional Securities Ownership” is amended with respect to each Fund to include the following entry:

Investment Professional	Dollar Range of Ownership of Securities ($)
John Mooney*	None

*	Information as of January 31, 2023. Mr. Mooney joined the Fund’s portfolio management team on March 31, 2023.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON PARTNERS INCOME TRUST

Western Asset Managed Municipals Fund	June 28, 2022
Western Asset Short Duration Municipal Income Fund	June 28, 2022
Western Asset California Municipals Fund	June 28, 2022
Western Asset Intermediate-Term Municipals Fund	July 29, 2022
Western Asset New Jersey Municipals Fund	July 29, 2022
Western Asset New York Municipals Fund	July 29, 2022
Western Asset Pennsylvania Municipals Fund	July 29, 2022
Western Asset Oregon Municipals Fund	August 30, 2022
Western Asset Municipal High Income Fund	November 30, 2022

Fund	Date of Prospectus and SAI
LEGG MASON PARTNERS INSTITUTIONAL TRUST

Western Asset SMASh Series TF Fund	June 28, 2022

Please retain this supplement for future reference.

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